22 Debentures (Tables)	12 Months Ended
Dec. 31, 2019
Debentures [Abstract]
Schedule of debentures
					Issue	Number of	Final	Payment	Contractual financial	Effective interest	Contract
Company	Issue	Characteristics	Allocation	Guarantees	Date	installment	maturity	of charges	charges p.y.	rate p.y.	amount	12.31.2019	12.31.2018
Copel	5th	(a)	Working capital or used to make investments in the issuer.	Personal guarantee	05.13.2014	3	05.13.2019	Half-yearly	111.5% of DI	111.5% of DI	1,000,000	-	336,341
	6th				06.28.2017	1	06.28.2019	Single installment	117.0% of DI	117.0% of DI	520,000	-	586,230
	7th				01.19.2018	2	01.19.2021	Half-yearly	119.0% of DI	125.18% of DI	600,000	617,378	619,998
	8th		Payment of the 6th issue of debentures and working capital increase		06.14.2019	1	06.14.2022	Half-yearly	106.0% of DI	110.93% of DI	500,000	500,906	-
Copel GeT	1st	(a)	Working capital or used to make investments in the issuer.	Personal guarantee	05.15.2015	3	05.15.2020	Annual	113.0% of DI	114.29% of DI	1,000,000	346,906	696,593
	2nd				07.13.2016	2	07.13.2019	Annual	121.0% of DI	121.0% of DI	1,000,000	-	517,565
	3rd				10.20.2017	3	10.20.2022	Half-yearly	126.0% of DI	131.21% of DI	1,000,000	1,011,691	1,014,685
	4th		Full early redemption of the 4th issue of the Company’s trade promissory notes and partial payment of the 1st amortization installment of the 2nd issue of debentures.		07.23.2018	3	07.23.2023	Half-yearly	126.0% of DI	133.77% of DI	1,000,000	1,030,054	1,032,762
	5th	(b)	Reimbursement of expenses related to the construction of the Transmission Lines Araraquara II - Taubaté, Assis - Londrina and Foz do Chopim.		09.25.2018	5	09.15.2025	Half-yearly	IPCA + 7.6475%	IPCA+ 8.3295%	290,000	308,464	295,448
	6th (1st serie)	(c)	Full early redemption of the 5th issue of the Company’s trade promissory notes and partial payment of the 2nd amortization installment of the 2nd issue of debentures.		07.15.2019	2	07.15.2024	Half-yearly	109.0% of DI	111.25% of DI	800,000	818,406	-
	6th (2nd serie)		Reimbursement of expenses related to the Colíder HPP and Baixo Iguaçu HPP projects		07.15.2019	1	07.15.2025	Half-yearly	IPCA + 3.90%	IPCA+ 4.46%	200,000	205,677	-
Copel DIS	2nd	(a)	Working capital or used to make investments in the issuer.	Personal guarantee	10.27.2016	2	10.27.2019	Annual	124.0% of DI	130.37% of DI	500,000	-	253,226
	3rd				10.20.2017	2	10.20.2022	Half-yearly	126.0% of DI	130.85% of DI	500,000	505,846	507,342
	4th		Working capital and payment of the 1st installment of amortization of the 2nd issue of debentures.		09.27.2018	3	09.27.2023	Half-yearly	DI + spread 2.70%	CDI + 3.96%	1,000,000	1,019,626	1,020,260
	5th (serie 1)	(c)	Investment for expansion, renovation or improvement and reimbursement of expenses of the Issuer's electricity distribution network linked to concession contract No. 46/1999 of ANEEL.		11.15.2019	3	11.15.2027	Half-yearly	IPCA + 4.20% p.a.	IPCA+ 4.61% p.a.	500,000	506,180	-
	5th (serie 1)		Reinforcement of working capital and recomposition of cash by the final amortization of the 2nd issue of debentures.		11.15.2019	2	11.15.2027	Half-yearly	DI + spread 1.45%	CDI + 1.65%	350,000	351,914	-
Copel CTE	1st	(a)	Deployment, expansion and modernization of the telecommunication network.	Personal guarantee	10.15.2015	5	10.15.2024	Half-yearly	IPCA + 7.9633%	IPCA+ 8.1073%	160,000	195,429	188,278
	2nd				07.15.2017	1	07.15.2022	Half-yearly	IPCA + 5.4329%	IPCA+ 6.1036%	220,000	246,355	237,214
	3rd		Investments in the issuer.		05.15.2019	3	05.15.2024	Half-yearly	117.0% of DI	119.58% of DI	210,000	211,348	-
Brisa Potiguar	2nd (1st serie)	(d)	Implementation of wind generating plants.	Real and personal guarantee and pledge of Copel GeT shares.	03.24.2016	192	07.15.2032	Monthly	TJLP + 2.02%	TJLP + 2.02%	147,575	119,171	128,242
	2nd (2nd serie)				03.24.2016	192	07.15.2032	Monthly	IPCA + 9.87%	IPCA+ 10.92%	153,258	135,657	141,069
Cutia	1st	(b)	Construction and implementation of wind generating plants.	Personal guarantee	03.20.2019	26	12.15.2031	Half-yearly	IPCA + 5.8813%	IPCA+ 6.83%	360,000	352,829	-
Compagás	2nd	(e)	Issuer's investment plan fund.	Floating	04.15.2016	54	12.15.2021	Quarterly	TJLP + 2.17%	TJLP + 2.17%	33,620	6,001	8,973
									SELIC + 2.17%	SELIC + 2.17%	-	5,782	8,678
	3rd	(f)	Issuer's investment plan fund.	Real	12.17.2019	18	06.28.2021	Monthly	DI + Spread 0.88% p.a.	5.68% p.a.	43,000	44,746	-
											Gross debt	8,540,366	7,592,904
											(-) Transaction cost	(110,656)	(74,773)
											Net debt	8,429,710	7,518,131
											Current	1,164,301	2,184,881
											Noncurrent	7,265,409	5,333,250
(a) Simple debentures, single series, not convertible into shares, unsecured, for public distribution with restricted placement efforts, according to CVM No. 476. Guarantor: Copel. Trustee: Pentágono S.A. DTVM.
(b) Simple debentures, single series, not convertible into shares, with security interest and additional personal guarantee, for public distribution with restricted efforts, pursuant to CVM Instruction No. 476.
Guarantor: Copel. Trustee: Pentágono S.A. DTVM.
(c) Simple debentures, two series, not convertible into shares, unsecured, for public distribution with restricted placement efforts, according to CVM No. 476. Guarantor: Copel. Trustee: Pentágono S.A. DTVM.
(d) Simple debentures, two series, not convertible into shares, issued privately. Companies: Nova Asa Branca I, Nova Asa Branca II, Nova Asa Branca III, Nova Eurus e Ventos de Santo Uriel. Guarantor: Copel. They have no trustee.
(e) Simple registered debentures, single series, with private issue and exclusive placement by BNDESPAR. Guarantor: Compagás. Trustee: BNDES Participações S.A. BNDESPAR.
(f) Simple and registered debentures, with a single series, in private issue, with public distribution of restricted efforts. Guarantor: Compagás. Trustee: Simplific Pavarini DTVM Ltda.

Schedule of maturity of noncurrent installments

22.1    Maturity of noncurrent installments

12.31.2019	Gross debt	(-) Transaction cost	Net debt
2021	1,851,659	(20,991)	1,830,668
2022	2,393,255	(20,900)	2,372,355
2023	1,290,978	(13,143)	1,277,835
2024	640,764	(7,438)	633,326
2025	478,666	(5,505)	473,161
After 2025	694,561	(16,497)	678,064
	7,349,883	(84,474)	7,265,409

Schedule of changes in debentures

22.2    Changes in debentures

Balance as of January 1, 2018	6,070,978
Funding	2,890,283
Charges and monetary variations	549,539
Amortization - principal	(1,491,667)
Payment - charges	(501,002)
Balance as of December 31, 2018	7,518,131
Funding	2,965,028
Charges and monetary variations	623,795
Amortization - principal	(1,977,125)
Payment - charges	(700,119)
Balance as of December 31, 2019	8,429,710

Schedule of financial covenants

The financial covenants contained in the agreements are presented as follows:

Company	Contract	Annual financial index	Limit
Copel	7th issue of Debentures	Consolidated net debt / Consolidated EBITDA Debt service coverage ratio	≤ 3.5 ≥ 1.5
8th issue of Debentures
Copel GeT	1st issue of Debentures
3rd issue of Debentures
4th issue of Debentures
5th issue of Debentures
6th issue of Debentures
Copel DIS	3rd issue of Debentures
4th issue of Debentures
5th issue of Debentures
Copel TEL	1st issue of Debentures
2nd issue of Debentures
3rd issue of Debentures
Compagás	2nd issue of Debentures	Net debt / EBTIDA General Indebtedness	≤ 3.5 ≤ 0.7
	3rd issue of Debentures	Net debt / EBTIDA	≤ 3.5
Nova Asa Branca I		Debt service coverage ratio	≥ 1.3
Nova Asa Branca II
Nova Asa Branca III	2nd issue of Debentures
Nova Eurus IV
Ventos de Santo Uriel
Cutia	1st issue of Debentures	Debt service coverage ratio (a)	≥ 1.2
(a) financial ratio calculated based on the amounts of the consolidated financial statements of Cutia Empreendimentos Eólicos S.A.